Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0002050183
Registrant Name	LYC HEALTHCARE (CAYMAN) LTD
Registration File Number	333-291997
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES